Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of Variable Interest Entities

The balance sheet data associated with Restaurant VIEs and Advertising VIEs presented on a gross basis, prior to consolidation adjustments, are as follows:

	As of December 31, 2014
	Restaurant VIE’s	Advertising VIE’s
Cash and cash equivalents	$5.9	$—
Inventories and other current assets, net	5.2	—
Advertising fund restricted assets – current	—	53.0
Property and equipment, net	10.7	55.7
Other assets, net	0.2	0.4

Total assets	$22.0	$109.1

Notes payable to Tim Hortons Inc. – current (1)(2)	$9.2	$11.4
Other accrued liabilities	7.5	0.2
Advertising fund liabilities – current	—	45.5
Notes payable to Tim Hortons Inc. – long-term (1)(2)	0.3	45.5
Other liabilities, net	3.9	6.5

Total liabilities	20.9	109.1

Equity of VIEs	1.1	—

Total liabilities and equity	$22.0	$109.1

(1)	Various assets and liabilities are eliminated upon the consolidation of these VIEs.
(2)	In fiscal 2014, the Ad Fund entered into an agreement with a Tim Hortons subsidiary for the Tim Card Revolving Credit Facility and the Tim Card Loan, which are funded by the Restricted cash and cash equivalents related to our Tim Card program. These balances are eliminated upon consolidation of the Ad Fund.